Operating Leases (Details) - Schedule of Operating Lease Liabilities - CNY (¥)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Operating Lease Liabilities [Abstract]
Remaining of 2024	¥ 1,860,846
2025	2,211,153	¥ 3,605,781
2026	1,448,558	1,194,360
2027	1,197,632	1,194,360
2028	602,088	1,197,632
Thereafter
Total lease payments	7,320,277	7,794,221
Less: imputed interest	(488,696)	(583,797)
Total lease liabilities	¥ 6,831,581	¥ 7,210,424